SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Line Items]
Unbilled accounts receivables	$ 3,500,000	$ 1,300,000
Fair value of not settleable warrants		798,000
Shipping and handling costs	44,000	21,000
Advertising expense	$ 59,000	$ 56,000